INCOME TAXES (Schedule of Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective income tax rate reconciliation [Line Items]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Cayman and HK entities not subject to income taxes	0.20%	1.20%	2.50%
Research and development bonus deduction	(5.60%)	(2.70%)	(3.30%)
Non-deductible selling, general and administrative expenses
Share based compensation	9.20%	6.50%	4.50%
Other non-deductible selling, general and administrative expenses	0.10%	0.10%	0.60%
Change in valuation allowance	5.00%	2.50%	3.10%
Tax holiday	0.00%	0.00%
Others	(0.10%)	0.00%	0.10%
Actual income tax expense	12.20%	7.20%	2.20%
ANTE [Member]
Non-deductible selling, general and administrative expenses
Preferential tax rates	(0.20%)	(0.70%)	0.10%
One Subsidiary [Member]
Non-deductible selling, general and administrative expenses
Preferential tax rates	(3.00%)	0.50%	0.70%
Tax holiday	(0.30%)
Two Subsidiary [Member]
Non-deductible selling, general and administrative expenses
Tax holiday	(18.10%)	(25.20%)	(31.10%)